Stockholders’ Equity - 3 (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 11, 2025	Sep. 25, 2025	Feb. 28, 2025	Feb. 27, 2025	May 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 23, 2025	Nov. 22, 2024	Apr. 02, 2024	Oct. 20, 2022
Stockholders’ Equity - 3 (Details) [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life								9 years 3 months 21 days		9 years 14 days
Outstanding options intrinsic value (in Dollars)						$ 426,264		$ 426,264
Purchase price per share (in Dollars per share)										$ 11.4
Stock based compensation (in Dollars)		$ 0				1,440,160	$ 2,360,259	$ 12,748,152	$ 3,310,183	$ 3,567,402
Total unrecognized compensation expense (in Dollars)										$ 0
Shares issued for option in reverse stock split, description										On February 12, 2024, the Company issued 47,938 stock options with an exercise price of $38.40, a vesting date of August 1, 2024, and an expiration date of February 12, 2034.On April 30, 2024, the Company issued 48,500 stock options with an exercise price of $35.60, a vesting date of August 1, 2024, and an expiration date of April 30, 2034.On February 12, 2024, the Company’s Board voted to lower the exercise price of 6,800 stock options from $300 to $38.40. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On April 30, 2024, the Company’s Board voted to lower the exercise price of 54,738 stock options from $38.40 to $35.60. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On August 9, 2024, the Company’s Board voted to lower the exercise price of 103,238 stock options from $35.60 to $17.40. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On September 23, 2024, the Company’s Board voted to lower the exercise price of 103,238 stock options from $17.40 to $6.00. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.
Stock options available of exercises								1,283,500		466,243
Curent exercise price of stock options (in Dollars per share)								$ 9.46		$ 4.34
Warrant activity, description 2											During the year ended December 31, 2024, a deemed dividend of $33,017,888 was recorded to the Consolidated Statements of Operations and Comprehensive Loss, of which $2,071,061 as in relation to the issuance of new warrants and $30,946,827 was in relation to the trigger of down round provision in outstanding warrants.During the year ended December 31, 2024, a total of 20,562 warrants with a fair value of $363,173 were issued with convertible notes and promissory notes.During the year ended December 31, 2024, a total of 266,883 warrants with a fair value of $4,526,593 were issued with the sale of common stock, the conversion of promissory notes, or the conversion of payables. This includes the settlement of $250,000 in accounts payable for consideration of 15,000 warrants with an exercise price of $20.00 and a fair value of $149,990, resulting in a gain on settlement of liability of $100,003.565,971 warrants were cancelled on September 30, 2024 pursuant to the rescission of converted payroll and payable amounts (see Shares issued for settlement of compensation to employees and consultants for further detail on these conversions and their cancellation), leading to the reversal of $2,455,532 in deemed dividend related to the issuance of new warrants and $7,515,455 in deemed dividend related to the trigger of down round provisions.During the year ended December 31, 2025, a deemed dividend of $2,071,047 was recorded to the consolidated statements of operations and comprehensive loss.During the year ended December 31, 2025, a total of 23,275 warrants with a fair value of $1,561,528 were issued with convertible notes and promissory notes.
Warrant activity, description 3										During the year ended December 31, 2024, a total of 266,883 warrants with a fair value of $4,526,593 were issued with the sale of common stock, the conversion of promissory notes, or the conversion of payables. This includes the settlement of $250,000 in accounts payable for consideration of 15,000 warrants with an exercise price of $20.00 and a fair value of $149,990, resulting in a gain on settlement of liability of $100,003.565,971 warrants were cancelled on September 30, 2024 pursuant to the rescission of converted payroll and payable amounts (see Shares issued for settlement of compensation to employees and consultants for further detail on these conversions and their cancellation), leading to the reversal of $2,455,532 in deemed dividend related to the issuance of new warrants and $7,515,455 in deemed dividend related to the trigger of down round provisions.
Warrant activity, description										During the year ended December 31, 2025, a deemed dividend of $2,071,047 was recorded to the consolidated statements of operations and comprehensive loss.
Warrants issued (in Dollars)							2,000		2,000
Fair value of warrants (in Dollars)						$ (368,860)		$ (639,644)		$ 992,731	$ (7,836,522)
Common stock par value (in Dollars per share)						$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001
Warrant granted												100
Warrants exercise price (in Dollars per share)										$ 10
Stock Options [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Stock based compensation (in Dollars)										$ 3,025,061
Unrecognized compensation expense related to unvested employee options (in Dollars)										$ 45,239
Curent exercise price of stock options (in Dollars per share)		$ 5
Board of Directors Chairman [Member] | Stock Options [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Stock options available of exercises		466,162
Warrant [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life										3 years 6 months 18 days
Fair value of warrants (in Dollars)					$ 177,560
Bonus Warrants [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Fair value of warrants (in Dollars)	$ 991,423
Warrant granted	145,483
Warrants exercise price (in Dollars per share)	$ 10.2
Flewber Global, Inc. [Member] | Warrant [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Fair value of warrants (in Dollars)			$ 1,363,243	$ 6,726,164
Warrant granted			82,289	375,503
Warrants exercise price (in Dollars per share)				$ 20
Preferred Stock [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Options Outstanding, Weighted Average Remaining Contractual Life										5 years
Shares issued for acquisition of consolidated subsidiary [Member] | Warrant [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Warrants issued (in Dollars)										$ 157,983
Fair value of warrants (in Dollars)										1,070,291
Fair value of warrants (in Dollars)										$ 26,229
Common stock par value (in Dollars per share)										$ 15
Convertible Promissory Note [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Warrants issued										23,275
Common Stock [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Conversion price (in Dollars per share)										$ 0.6
Common stock par value (in Dollars per share)															$ 0.001
Common Stock [Member] | Stock Options [Member]
Stockholders’ Equity - 3 (Details) [Line Items]
Outstanding options intrinsic value (in Dollars)										$ 3,850,678
Exercisable options intrinsic value (in Dollars)										$ 3,759,178